Document and Entity Information	Oct. 26, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001818644
Document Type	8-K
Document Period End Date	Oct. 26, 2021
Entity Registrant Name	AEYE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39699
Entity Tax Identification Number	37-1827430
Entity Address, Address Line One	One Park Place
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Dublin
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94568
City Area Code	(925)
Local Phone Number	400-4366
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	LIDR
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to receive one share of Common Stock
Trading Symbol	LIDRW
Security Exchange Name	NASDAQ